Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ 154	$ (2)	$ (1)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	278	242
Current service cost	31	22
Interest cost (income)	5	5
Past service costs and settlements	11	2
Administrative expenses	1	1
Currency translation effects	20	(6)
Employer contributions	25	21
Effect of acquisitions, divestments or transfers	(12)	(5)
Net defined benefit liability (asset) - December 31	315	278	242
Funded status	(298)	(272)
Limitation on recognition of fund surplus at January 1	(6)	(4)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(11)	(2)
Limitation on recognition of fund surplus at December 31	(17)	(6)	(4)
Pension plans [member] | Benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	723	662
Current service cost	31	22
Interest cost (income)	12	13
Past service costs and settlements	9	2
Administrative expenses	1	1
Remeasurement losses arising from changes in financial assumptions	38	71
Remeasurement losses/(gains) arising from changes in demographic assumptions	2	6
Remeasurement (gains) arising from experience-related changes	(13)	(5)
Currency translation effects	44	1
Benefit payments	36	15
Contributions of associates	(6)	(5)
Effect of acquisitions, divestments or transfers	0	(40)
Net defined benefit liability (asset) - December 31	817	723	662
Pension plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	(451)	(424)
Interest cost (income)	(7)	(8)
Return on plan assets excluding interest income	32	36
Currency translation effects	(24)	(7)
Benefit payments	(36)	(15)
Employer contributions	25	21
Contributions of associates	6	5
Settlements	(2)	0
Effect of acquisitions, divestments or transfers	(12)	35
Net defined benefit liability (asset) - December 31	(519)	(451)	(424)
Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	423	345
Current service cost	14	8
Interest cost (income)	15	14
Past service costs and settlements	(165)	0
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	16	(28)
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	332	423	345
Funded status	(332)	(423)
Change in limitation on recognition of fund surplus (including exchange rate differences)	0	0
Other post-employment benefit plans [member] | Benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	423	385
Current service cost	14	8
Interest cost (income)	15	15
Past service costs and settlements	(165)	0
Administrative expenses	0	0
Remeasurement losses arising from changes in financial assumptions	92	52
Remeasurement losses/(gains) arising from changes in demographic assumptions	(4)	(1)
Remeasurement (gains) arising from experience-related changes	(27)	(20)
Currency translation effects	0	0
Benefit payments	25	16
Contributions of associates	(9)	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	332	423	385
Other post-employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	0	(40)
Interest cost (income)	0	(1)
Return on plan assets excluding interest income	0	3
Currency translation effects	0	0
Benefit payments	(25)	(16)
Employer contributions	16	(28)
Contributions of associates	9	0
Settlements	0	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	$ 0	$ 0	$ (40)